INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

The tax expense (benefit) for the years ended September 30, 2011 and 2010 consists of the following components:

	2011	2010

Current	$-	$-
Federal	$-	$-
State	25,149	6,386
	25,149	6,386
Deferred
Federal	-	-
State	-	-
	-	-
Total	$25,149	$6,386

The income tax benefit for the year does not bear the expected relationship between pretax loss and the Federal corporate income tax rate of 34% because of the direct effect of state and local income taxes.

The reconciliation between the actual and expected federal tax is as follows:

	2011	2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$-	$-
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	-	-
Effect of tax vs. book depreciation	-	-
Effect of capital loss carry forward	-	-
Effect of NOL limitation	-	-
Total tax expense (benefit)	$25,149	$6,386

Deferred income taxes consist of the following at September 30, 2011 and 2010:

	2011	2010

Deferred tax assets	$4,590,000	$2,429,640
Deferred tax liabilities	-	-
Valuation allowance	(4,590,000)	(2,429,640)
Total	$-	$-

As of September 30, 2011, the Company had net operating losses (“NOLs”) of approximately $13,500,000 and for September 30, 2010, it had NOLs of approximately $7,146,000.  These amounts are available to be carried forward to offset future taxable income. The carry forwards begin to expire during the year ended September 30, 2027. The Company has provided a full 100% valuation allowance on the deferred tax assets at September 30, 2011 and 2010 to reduce such deferred income tax assets to zero as it is management’s belief that realization of such amounts do not meet the criteria required by generally accepted accounting principles.  Management will review the valuation allowance required periodically and make adjustments if warranted.

Under Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), the utilization of net operating loss carry forwards is limited under the change in stock ownership rules of the Code. The Company's operating loss carry forwards are subject to these limitations. Future ownership changes could also further limit the utilization of any net operating loss carry forwards as of that date.